GENERAL- Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended
	Apr. 05, 2021	Sep. 12, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 17, 2021
Stock Issued During Period, Shares, New Issues		26,352,878
Business Combination, Acquisition Related Costs	$ 101,115
Sale of stock issue price per share						$ 10
Cash and cash equivalents			$ 26,283	$ 55,718	$ 23,640
Bank deposits			105,750	$ 80,684
Marketable Securities			$ 18,148
Business Combination Agreement [Member]
Sale of stock issue price per share	$ 10
Proceeds from issuance of common stock, net of issuance cost	$ 229,500
Warrant [Member]
Stock Issued During Period, Shares, New Issues	3,027,747
Warrant [Member] | Management [Member]
Number of new warrants issued during the period	3,500,000
Warrant [Member] | Antara [Member]
Stock Issued During Period, Shares, New Issues	3,784,753
Common Stock [Member] | Business Combination Agreement [Member]
Stock Issued During Period, Shares, Acquisitions	1,250,000
Direct And Incremental Costs [Member]
Business Combination, Acquisition Related Costs	$ 102,945
General and administrative [Member]
Business Combination, Acquisition Related Costs	$ 1,830
Common Stock [Member]
Conversion of Stock, Shares Converted	70,618,999
Common Stock [Member] | Business Combination Agreement [Member]
Stock Issued During Period, Shares, Acquisitions	2,089,882
Common Stock [Member] | Management [Member]
Stock Issued During Period, Shares, New Issues	2,500,000
Common Stock [Member] | Antara [Member]
Stock Issued During Period, Shares, New Issues	3,002,674
Common Stock [Member] | Antara [Member] | Business Combination Agreement [Member]
Stock Issued During Period, Shares, Acquisitions	312,296
Series A Convertible Preferred Shares [Member]
Conversion of Stock, Shares Converted	20,418,209
Series B Convertible Preferred Shares [Member]
Conversion of Stock, Shares Converted	15,906,053
Series B-1 Convertible Preferred Shares [Member]
Conversion of Stock, Shares Converted	3,032,940
Series C Convertible Preferred Shares [Member]
Conversion of Stock, Shares Converted	28,216,005
Series C-1 Convertible Preferred Shares [Member]
Conversion of Stock, Shares Converted	3,045,792
Class B Common Shares Collective Growth [Member]
Stock Issued During Period, Shares, New Issues	1,875,000